THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

           Lincoln National Variable Annuity Account C - Multi-Fund(R)
          Lincoln National Variable Annuity Account C - Multi-Fund(R) 5
            Lincoln National Variable Annuity Account C - eAnnuity(R)
      Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus Products
    Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus II Products Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus Assurance Products
          Lincoln Life Variable Annuity Account Q - Group Multi-Fund(R)
   Lincoln Life Variable Annuity Account W - Wells Fargo New DirectionsSM Core Lincoln Life Variable Annuity Account W - Wells Fargo New DirectionsSM Access
 Lincoln Life Variable Annuity Account W - Wells Fargo New DirectionsSM Access 4


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

     Lincoln New York Account N for Variable Annuities - Lincoln ChoicePlus Products
Lincoln New York Account N for Variable  Annuities - Lincoln ChoicePlus
II  Products
Lincoln  New York  Account  N for  Variable  Annuities  -  Lincoln
ChoicePlus Assurance Products

       Supplement dated July 28, 2004 to the Prospectus Dated May 1, 2004
                          As supplemented June 15, 2004

This Supplement outlines changes to the name and fund description for the Delaware VIP Large Cap Value Series, a series of the Delaware VIP Trust. Effective July 31, 2004, the name of the Delaware VIP Large Cap Value Series will be changed to Delaware VIP Value Series (for both Standard Class and Service Class). The fund description will be long-term capital appreciation.


           Please keep this Supplement with your current product prospectus and retain it for reference.